Share capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share capital
Opening balance	$ 283,546	$ 234,464	$ 234,464
Cash-settled share-based payments - employees	192	60
Equity-settled share-based payments - employees	(163)	(42)
Ending balance	$ 323,603	$ 261,655	$ 283,546
Share capital
Share capital
Opening balance (in shares)	19,304,784	19,214,554	19,214,554
Cash-settled share-based payments - employees (in shares)	8,516		4,795
Equity-settled share-based payments - employees (in shares)	21,779		75,435
Options exercised (in shares)			10,000
Ending balance (in shares)	19,335,079		19,304,784
Opening balance	$ 166,329	$ 165,408	$ 165,408
Cash-settled share-based payments - employees	192	60	60
Equity-settled share-based payments - employees	351	766	766
Options exercised			95
Ending balance	$ 166,872	$ 166,234	$ 166,329